Impairments and Other Expenses - Components of Impairments and Other Expenses (Details) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended				12 Months Ended
	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Impairment of Goodwill	$ 0		$ 33,745	[1]			$ 0		$ 0	[1]	$ 33,745	[2]	$ 0	[2]	$ 0
Impairment of Sand Supply Agreement															18,606	[3]	$ 0	[3],[4]	$ 0	[4]
Impairment of idled administrative and transload facilities															6,186		0		0
Severance, retention and relocation	102		2				0		0		104		0		571		0		0
Abandonment of construction projects															256		0		47
Expiration of exclusivity agreement															40		0		0
Impairments and other expenses	$ 102	[2]	$ 33,747	[1]	$ 1,941	$ 23,718	$ 0	[2]	$ 0	[1]	$ 33,849	[2]	$ 0	[2]	$ 25,659	[3]	$ 0	[3],[4]	$ 47	[4]

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.